ING Mutual Funds

ING Global Real Estate Fund

ING International Real Estate Fund

ING Asia-Pacific Real Estate Fund

ING European Real Estate Fund (“Funds”)

Supplement dated April 28, 2008 to the

Class A, Class B, and Class C Prospectus; Class I, Class Q and Class W Prospectus

and Class O Prospectus, each dated February 29, 2008

The Board of Directors of ING Mutual Funds (“Board”) approved changes to the Funds’ principal investment strategies.  Effective April 28, 2008, the Class A, Class B, and Class C Prospectus, the Class I, Class Q and Class W Prospectus and the Class O Prospectus are amended to add the following:

Class A, Class B and Class C Prospectus

1.             The section of the Prospectus entitled “Principal Investment Strategies” on page 8 of the Prospectus for ING Global Real Estate Fund, page 12 of the Prospectus for ING Asia-Pacific Real Estate Fund, page 18 of the Prospectus for ING European Real Estate Fund and page 32 for ING International Real Estate Fund is hereby amended to add the following:

The Fund may also invest in convertible securities, initial public offerings and Rule 144A securities.

2.             The section of the Prospectus entitled “Risks” on page 8 of the Prospectus for ING Global Real Estate Fund, page 12 of the Prospectus for ING Asia-Pacific Real Estate Fund, page 18 of the Prospectus for ING European Real Estate Fund and page 32 for ING International Real Estate Fund is hereby amended to add the following:

Rule 144A – Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors.  The Fund may consider Rule 144A securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

Convertible Securities – the value of convertible securities may fall when interest rates rise.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

3.             The section entitled “More Information About Risks – Principal Risks – Convertible Securities” on page 79 of the Prospectus is hereby amended to delete ING Global Real Estate Fund, ING Asia-Pacific Real Estate Fund, ING European Real Estate Fund and ING International Real Estate Fund from list of Funds unable to invest in convertible securities.

4.             The section entitled “More Information About Risks – Principal Risks- Initial Public Offerings (“IPOs”)” on page 81 is hereby amended to add ING Global Real Estate Fund and ING International Real Estate Fund to the list of Funds able to invest in IPOs.

5.             The section entitled “More Information About Risks – Principal Risks – Rule 144A Securities” on page 82 of the Prospectus is hereby amended to add ING Global Real Estate Fund, ING Asia-Pacific Real Estate Fund, ING European Real Estate Fund and ING International Real Estate Fund to the list of those funds able to invest in Rule 144A securities.

Class I, Class Q and Class W Prospectus

6.             The section of the Prospectus entitled “Principal Investment Strategies” on page 8 of the Prospectus for ING Global Real Estate Fund, page 12 of the Prospectus for ING Asia-Pacific Real Estate Fund, page 18 of the Prospectus for ING European Real Estate Fund and page 32 of the Prospectus for ING International Real Estate Fund is hereby amended to add the following:

The Fund may also invest in convertible securities, initial public offerings and Rule 144A securities.

7.             The section of the Prospectus entitled “Risks” on page 8 of the Prospectus for ING Global Real Estate Fund, page 12 of the Prospectus for ING Asia-Pacific Real Estate Fund, page 18 of the Prospectus for ING European Real Estate Fund and page 32 for ING International Real Estate Fund is hereby amended to add the following:

Convertible Securities – the value of convertible securities may fall when interest rates rise.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Initial Public Offerings (“IPOs”) – IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Fund.  However, there is no assurance that a Fund will have access to profitable IPOs.  Stocks of some newly-public companies may decline shortly after the initial public offering.

Rule 144A Securities– Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors.  The Fund may consider Rule 144A securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

8.             The section entitled “More Information About Risks – Principal Risks” on page 69 is hereby amended to delete ING Global Real Estate Fund, ING Asia-Pacific Real Estate Fund, ING European Real Estate Fund and ING International Real Estate Fund from the list of Funds unable to invest in convertible securities.

9.             The section entitled “More Information About Risks – Principal Risks- Initial Public Offerings (“IPOs”)” on page 71 is hereby amended to add ING Global Real Estate Fund and ING International Real Estate Fund to the list of Funds able to invest in IPOs.

10.           The section entitled “More Information About Risks – Principal Risks – Rule 144A Securities” on page 72 of the Prospectus is hereby amended to add ING Global Real Estate Fund, ING Asia-Pacific Real Estate Fund, ING European Real Estate Fund and ING International Real Estate Fund to the list of those funds able to invest in Rule 144A securities.

Class O Prospectus

11.           The section of the Prospectus for ING Global Real Estate Fund entitled “Principal Investment Strategies” on page 10 is hereby amended to add the following:

The Fund may also invest in convertible securities, initial public offerings and Rule 144A securities.

12.           The section of the Prospectus entitled “Risks” on page 10 for ING Global Real Estate Fund is hereby amended to add the following:

Convertible Securities – the value of convertible securities may fall when interest rates rise.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Initial Public Offerings (“IPOs”) – IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Fund.  However, there is no assurance that a Fund will have access to profitable IPOs.  Stocks of some newly-public companies may decline shortly after the initial public offering.

Rule 144A Securities –Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors.  The Fund may consider Rule 144A securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

13.           The section entitled “Other Considerations – Principal Risks” on page 24 of the Class O Prospectus is hereby amended to add ING Global Real Estate Fund to the list of Funds able to invest in convertible securities.

14.           The section entitled “Risks - Initial Public Offering (“IPOs”)” on page 25 is hereby amended to add ING Global Real Estate Fund to the list of funds able to invest in IPOs.

15.           The section of the Prospectus entitled “Other Considerations – Principal Risks” on page 26 for ING Global Real Estate Fund is hereby amended to add the following:

Rule 144A Securities (ING Global Real Estate Fund) –Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors.  The Fund may consider Rule 144A securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE